UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000) (1)
JUNE 30, 2006

                                                          NUMBER
 CAUSEWAY INTERNATIONAL VALUE FUND                       OF SHARES       VALUE
================================================================================
COMMON STOCK +

AUSTRALIA -- 1.4%
         Macquarie Airports++                            28,053,051  $    63,980
                                                                      ----------

CANADA -- 3.8%
         Celestica Inc.*                                  2,979,383       28,206
         Manulife Financial Corp.                         2,436,306       77,181
         Rogers Communications Inc., Class B              1,706,344       68,636
                                                                      ----------
                                                                         174,023
                                                                      ----------

FRANCE -- 16.0%
         AXA SA                                           2,867,782       94,111
         BNP Paribas SA                                     825,471       79,019
         Carrefour SA                                     1,283,181       75,226
         France Telecom SA++                              4,165,525       89,552
         Publicis Groupe SA                               1,302,252       50,297
         Sanofi-Aventis++                                 1,432,312      139,765
         Suez SA                                            795,545       33,066
         Total SA                                           940,868       61,909
         Vinci SA                                         1,094,365      112,737
                                                                      ----------
                                                                         735,682
                                                                      ----------

GERMANY -- 6.9%
         Bayerische Motoren Werke AG                        926,868       46,301
         Depfa Bank PLC                                   3,358,355       55,663
         Deutsche Post AG                                 3,459,326       92,730
         E.ON AG                                            497,959       57,328
         Siemens AG                                         731,117       63,610
                                                                      ----------
                                                                         315,632
                                                                      ----------

HONG KONG -- 3.5%
         Henderson Land Development Co. Ltd.             11,806,648       61,343
         PetroChina Co. Ltd.                             90,684,770       96,919
                                                                      ----------
                                                                         158,262
                                                                      ----------

IRELAND -- 2.1%
         Allied Irish Banks PLC                           1,486,596       35,667
         CRH PLC                                          1,879,641       61,275
                                                                      ----------
                                                                          96,942
                                                                      ----------

ITALY -- 1.1%
         Mediaset SpA                                     4,081,757       48,130
                                                                      ----------

JAPAN -- 10.9%
         Acom Co. Ltd.                                      695,240       37,733
         Astellas Pharma Inc.                             1,635,700       60,041
         Honda Motor Co. Ltd.                             2,520,400       79,960
         Japan Tobacco Inc.                                  19,172       69,872
         Promise Co. Ltd.                                 1,050,800       60,888

SCHEDULE OF INVESTMENTS (UNAUDITED) (000) (1)
JUNE 30, 2006

                                                          NUMBER
 CAUSEWAY INTERNATIONAL VALUE FUND                       OF SHARES       VALUE
================================================================================
JAPAN -- (CONTINUED)
         Sankyo Co. Ltd.                                    736,600   $   46,802
         Takeda Pharmaceutical Co. Ltd.                   1,178,400       73,328
         Takefuji Corp.                                   1,181,540       70,426
                                                                      ----------
                                                                         499,050
                                                                      ----------

NETHERLANDS -- 8.6%
         ABN AMRO Holding NV                              2,277,551       62,304
         ING Groep NV                                     2,288,755       89,950
         Koninklijke Philips Electronics NV               2,530,217       79,053
         Royal Dutch Shell PLC, Class A                   1,961,067       65,961
         TNT NV                                           1,911,343       68,395
         Unilever NV                                      1,209,448       27,424
                                                                      ----------
                                                                         393,087
                                                                      ----------

NORWAY -- 3.3%
         Frontline Ltd.                                   1,632,050       60,972
         Stolt-Nielsen SA                                 1,388,876       32,583
         Telenor ASA                                      4,949,590       59,848
                                                                      ----------
                                                                         153,403
                                                                      ----------

SOUTH KOREA -- 6.0%
         POSCO                                              260,821       69,990
         Samsung Electronics Co. Ltd.                       203,980      129,692
         Shinhan Financial Group Co. Ltd.                   449,960       21,113
         SK Telecom Co. Ltd.                                246,930       53,114
                                                                      ----------
                                                                         273,909
                                                                      ----------

SPAIN -- 2.5%
         Enagas SA                                        1,693,989       36,136
         Telefonica SA                                    4,819,679       80,254
                                                                      ----------
                                                                         116,390
                                                                      ----------

SWITZERLAND -- 6.0%
         Credit Suisse Group                              1,411,420       78,977
         Novartis AG                                        971,591       52,617
         Syngenta AG*                                       473,197       62,905
         Zurich Financial Services AG                       365,639       80,163
                                                                      ----------
                                                                         274,662
                                                                      ----------

UNITED KINGDOM -- 25.7%
         Allied Irish Banks PLC                             991,153       23,894
         Aviva PLC                                        4,946,583       70,015
         BAE Systems PLC                                 12,429,007       84,974
         Barratt Developments PLC                         2,324,079       40,738
         BP PLC                                           3,531,381       41,169
         British American Tobacco PLC                     5,276,408      132,878
         BT Group PLC                                     8,519,324       37,687
         Compass Group PLC                               14,222,234       68,964
         GlaxoSmithKline PLC                              2,383,088       66,580

SCHEDULE OF INVESTMENTS (UNAUDITED) (000) (1)
JUNE 30, 2006

                                                          NUMBER
 CAUSEWAY INTERNATIONAL VALUE FUND                       OF SHARES       VALUE
================================================================================
UNITED KINGDOM -- (CONTINUED)
         HBOS PLC                                         3,645,341   $   63,359
         HSBC Holdings PLC                                3,676,300       64,427
         Kingfisher PLC                                  14,358,374       63,319
         NETeller PLC*                                    1,183,112       13,038
         PartyGaming PLC                                 15,717,552       33,566
         Reuters Group PLC                                6,732,594       47,927
         Rio Tinto PLC                                      889,410       47,017
         Royal Bank of Scotland Group PLC                 2,767,043       90,968
         Royal Dutch Shell PLC, Class B                   1,953,900       68,318
         Unilever PLC                                     2,926,670       65,803
         Vodafone Group PLC                              26,094,455       55,607
                                                                      ----------
                                                                       1,180,248
                                                                      ----------
TOTAL COMMON STOCK
(COST $3,805,775) -- 97.8%                                             4,483,400
                                                                      ----------

RIGHTS

HONG KONG -- 0.0%
        Henderson Land Development Co. Ltd.*2               933,358           --
                                                                      ----------
TOTAL RIGHTS
(COST $0) -- 0.0%                                                             --
                                                                      ----------

CASH EQUIVALENT
       Bank of New York Cash Reserve Fund, 2.25%**      112,057,154      112,057
                                                                      ----------
TOTAL CASH EQUIVALENT
(COST $112,057) -- 2.4%                                                   112,05
                                                                      ----------

TOTAL INVESTMENTS
(COST $3,917,832) -- 100.2%                                           $4,595,457
                                                                      ==========
Percentages are based on Net Assets of $4,586,891.
 *  Non-income producing security.
** The rate shown is the 7-day effective yield as of June 30, 2006. Investments in Bank of New York Cash Reserve Fund are valued daily at the cost of the deposit account.
(1) Except for share data.
(2) Since a market quotation was not readily available, a fair valuation for the security was determined in accordance with procedures approved by the Fund's Board of Trustees.
 + Country determined by registration, location of headquarters or primary listing.
++ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.


At June 30, 2006, the tax basis cost of the Fund's investments was $3,917,832 and the unrealized appreciation and depreciation was $758,867 and $(81,242), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006


Forward Foreign Currency Contracts -- As of June 30, 2006, the following forward foreign currency contracts were outstanding:

                                             Contracts                            Unrealized
       Maturity                             to Deliver/           In             Appreciation
         Date              Currency           Receive        Exchange For       (Depreciation)
----------------------------------------------------------------------------------------------
Foreign Currency Purchases:
       07/03/06               EU              215,688          $ 270,558             $ 5,346
       07/03/06               EU            2,316,423          2,961,547               1,591
----------------------------------------------------------------------------------------------
                                                                                     $ 6,937
----------------------------------------------------------------------------------------------
Foreign Currency Sales:
       07/05/06               NO              1,493,881        $ 236,303             $(3,835)
       07/05/06               NO              1,247,125          200,245                (227)
----------------------------------------------------------------------------------------------
                                                                                     $(4,062)
----------------------------------------------------------------------------------------------
        Total                                                                        $ 2,875
----------------------------------------------------------------------------------------------

CURRENCY LEGEND
---------------
               EU Euro
               NO Norwegian Krone


                                                                               CCM-QH-001-0400

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust

By (Signature and Title)*                      /s/ Turner Swan
                                               ----------------------
                                               Turner Swan, President

Date: August 21, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Turner Swan
                                               ----------------------
                                               Turner Swan, President

Date: August 21, 2006


By (Signature and Title)*                      /s/ Michael Lawson
                                               -------------------------
                                               Michael Lawson, Treasurer
Date: August 21, 2006

* Print the name and title of each signing officer under his or her signature.